Subsidiary Guarantor Information - Supplemental Statement of Cash Flows (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)
Operating activities:
Net (loss) income		$ (294,775,877)	$ (509,052,065)	$ (282,112,024)
Income taxes and duties	$ 14,931,772	307,348,122	185,572,075	343,823,489
Depreciation and amortization of Wells, pipelines, properties, plant and equipment	6,482,443	133,431,365	129,631,820	137,187,010
Amortization of intangible assets	19,593	403,295	478,988	543,372
Impairment of wells, pipelines, properties, plant and equipment	58,814	1,210,595	36,353,700	31,283,154
Capitalized unsuccesful wells	472,728	9,730,391	10,947,702	71,604,308
Unsuccesful wells from intangible assets		12,565,711	8,404,284	7,990,877
Loss from derecognition of disposal of wells, pipelines, properties, plant and equipment	2,297,939	47,299,622	5,297,562	2,541,558
Depreciation, right-of-use assets	311,311	6,407,871	7,229,231	7,429,275
Reversal of impairment of rights of use	(4,228)	(87,025)
Impairment of joint ventures	325,665	6,703,324
Loss from derecognition of disposal of intangible asset			396,118
Cancellation of leases	(21,032)	(432,906)	(1,101,987)
Discount rate of reserve for well abandonment		4,454,106	4,555,692	(258,816)
Loss (profit) sharing in joint ventures and associates		3,088,107	3,540,533	1,157,893
Gain on sale of subsidiary entity			(707,533)
Unrealized foreign exchange loss (income)	2,161,214	44,485,347	132,466,243	(78,244,974)
Interest expense	7,995,319	164,571,647	161,765,242	132,861,340
Interest income	(1,404,367)	(28,906,784)	(16,742,048)	(29,235,603)
Taxes and duties		(259,447,693)	(157,691,463)	(372,673,413)
Accounts receivable, inventories, accounts payable, DFIs and provisions		(36,700,560)	4,779,222	44,368,367
Employee benefits		67,886,654	59,170,346	66,954,701
Cash flows from (used in) operating activities	9,193,544	189,235,312	65,293,662	85,220,514
Investing activities:
Acquisition of wells, pipelines, properties, plant and equipment and intangible assets		(235,406,034)	(138,618,156)	(126,873,931)
Other assets and other receivables		(26,829,524)	(2,521,487)	15,575,128
Cash flows (used in) from investing activities	(12,740,086)	(262,235,558)	(141,139,643)	(111,298,803)
Financing activities:
Increase in equity due to Certificates of Contributions "A"	15,369,307	316,354,129	46,256,000	122,131,000
Long-term and interest received from the Mexican Government		22,915,255	5,800,940	38,704,883
Lease payments of principal and interest		(11,268,431)	(10,010,801)	(10,709,421)
Loans obtained from financial institutions	79,491,673	1,636,216,843	1,288,129,868	1,167,834,946
Debt payments, principal only		(1,707,581,580)	(1,151,962,147)	(1,185,042,283)
Interest paid	(7,639,936)	(157,256,625)	(130,989,150)	(127,945,203)
Net cash flows from (used in) financing activities	4,828,120	99,379,591	47,224,710	4,973,922
Net increase (decrease) in cash and cash equivalents	1,281,578	26,379,345	(28,621,271)	(21,104,367)
Effects of foreign exchange on cash balances	492,496	10,137,321	7,989,421	(186,411)
Cash and cash equivalents at the beginning of the year	1,942,808	39,989,781	60,621,631	81,912,409
Cash and cash equivalents at the end of the year	$ 3,716,882	76,506,447	39,989,781	60,621,631
Petroleos Mexicanos [member]
Operating activities:
Net (loss) income		(294,532,169)	(508,878,813)	(347,289,363)
Income taxes and duties		(3,017,215)	20,804,230	(11,557,958)
Depreciation and amortization of Wells, pipelines, properties, plant and equipment		926,413	1,066,176	1,183,741
Amortization of intangible assets		302,074	453,081	373,961
Loss from derecognition of disposal of wells, pipelines, properties, plant and equipment		165,820	94,065	14,115
Depreciation, right-of-use assets		518,108	644,838	639,877
Loss (profit) sharing in joint ventures and associates		257,030,877	441,125,283	296,230,824
Unrealized foreign exchange loss (income)		37,103,050	117,158,102	(74,439,514)
Interest expense		152,735,265	134,335,289	118,543,971
Interest income		(15,021,009)	(11,617,299)	(22,964,784)
Taxes and duties		(9,832,139)	1,349,021	(10,682,007)
Accounts receivable, inventories, accounts payable, DFIs and provisions		36,095,181	(16,644,218)	11,279,402
Employee benefits		23,767,561	(355,666)	52,052,212
Inter-company charges and deductions		(945,742,643)	(147,308,477)	(439,039,267)
Cash flows from (used in) operating activities		(759,500,826)	32,225,612	(425,654,790)
Investing activities:
Acquisition of wells, pipelines, properties, plant and equipment and intangible assets		(305,025)	(349,555)	(232,592)
Other assets and other receivables		435,423	930,596	14,743,694
(Increase) decrease due to Inter-company investing		(68,097,420)	(194,281,597)	401,422,502
Cash flows (used in) from investing activities		(67,967,022)	(193,700,556)	415,933,604
Financing activities:
Increase in equity due to Certificates of Contributions "A"		316,354,129	46,256,000	122,131,000
Long-term and interest received from the Mexican Government		22,915,255	5,800,940	38,704,883
Lease payments of principal and interest		(388,290)	(396,917)	(588,463)
Loans obtained from financial institutions		682,975,560	730,222,863	824,049,426
Debt payments, principal only		(749,672,127)	(601,448,338)	(851,077,341)
Interest paid		(151,547,133)	(122,553,204)	(120,450,950)
Inter-company increase (decrease) financing		732,126,639	84,752,963
Net cash flows from (used in) financing activities		852,764,033	142,634,307	12,768,555
Net increase (decrease) in cash and cash equivalents		25,296,185	(18,840,637)	3,047,369
Cash and cash equivalents at the beginning of the year		9,394,220	28,234,857	25,187,488
Cash and cash equivalents at the end of the year		34,690,405	9,394,220	28,234,857
Subsidiary guarantors [member]
Operating activities:
Net (loss) income		(244,266,218)	(425,617,517)	(225,457,279)
Income taxes and duties		308,071,088	159,451,307	352,291,238
Depreciation and amortization of Wells, pipelines, properties, plant and equipment		130,462,150	126,778,686	134,134,135
Amortization of intangible assets		27,629	(30,155)	86,342
Impairment of wells, pipelines, properties, plant and equipment		751,469	36,303,471	27,672,705
Capitalized unsuccesful wells		9,730,391	10,947,702	71,604,308
Unsuccesful wells from intangible assets		12,565,711	8,404,284	7,990,877
Loss from derecognition of disposal of wells, pipelines, properties, plant and equipment		47,033,371	3,004,053	1,492,916
Depreciation, right-of-use assets		4,890,459	5,453,688	5,439,642
Reversal of impairment of rights of use		(87,025)
Cancellation of leases		(432,906)	(1,101,987)
Discount rate of reserve for well abandonment		4,454,106	4,555,692	(258,816)
Loss (profit) sharing in joint ventures and associates		97,909	(41,685)	(538,281)
Unrealized foreign exchange loss (income)		4,878,103	12,040,638	(2,867,091)
Interest expense		9,319,042	25,908,927	12,446,222
Interest income		(13,696,982)	(5,124,749)	(5,410,645)
Taxes and duties		(247,468,399)	(155,315,035)	(356,254,147)
Accounts receivable, inventories, accounts payable, DFIs and provisions		(42,928,835)	(692,255)	32,413,620
Employee benefits		45,120,142	64,873,037	9,322,327
Inter-company charges and deductions		(154,191,287)	37,878,271	176,676,691
Cash flows from (used in) operating activities		(125,670,082)	(92,323,627)	240,784,764
Investing activities:
Acquisition of wells, pipelines, properties, plant and equipment and intangible assets		(157,505,188)	(97,841,648)	(132,206,201)
Other assets and other receivables		4,246,730	(812,028)	933,269
Cash flows (used in) from investing activities		(153,258,458)	(98,653,676)	(131,272,932)
Financing activities:
Increase in equity due to Certificates of Contributions "A"				41,956,917
Lease payments of principal and interest		(9,806,074)	(8,266,969)	(8,745,025)
Loans obtained from financial institutions		4,088,422	1,046	46,297
Debt payments, principal only		(8,885,244)	(4,828,154)	(4,826,936)
Interest paid		(5,430,171)	(7,200,077)	(6,104,160)
Inter-company increase (decrease) financing		300,149,402	211,415,474	(143,484,166)
Net cash flows from (used in) financing activities		280,116,335	191,121,320	(121,157,073)
Net increase (decrease) in cash and cash equivalents		1,187,795	144,017	(11,645,241)
Cash and cash equivalents at the beginning of the year		4,970,074	4,826,057	16,471,298
Cash and cash equivalents at the end of the year		6,157,869	4,970,074	4,826,057
Non-guarantor subsidiaries [member]
Operating activities:
Net (loss) income		(12,764,655)	(15,507,766)	(4,974,486)
Income taxes and duties		2,294,249	5,316,538	3,090,209
Depreciation and amortization of Wells, pipelines, properties, plant and equipment		2,042,802	1,786,958	1,869,134
Amortization of intangible assets		73,592	56,062	83,069
Impairment of wells, pipelines, properties, plant and equipment		459,126	50,229	3,610,449
Loss from derecognition of disposal of wells, pipelines, properties, plant and equipment		100,431	2,199,444	1,034,527
Depreciation, right-of-use assets		999,304	1,130,705	1,349,756
Impairment of joint ventures		6,703,324
Loss from derecognition of disposal of intangible asset			396,118
Loss (profit) sharing in joint ventures and associates		2,990,198	3,582,218	(1,473,955)
Gain on sale of subsidiary entity			(707,533)
Unrealized foreign exchange loss (income)		2,504,194	3,267,503	(938,369)
Interest expense		2,517,340	1,521,026	1,871,147
Interest income		(188,793)		(860,174)
Taxes and duties		(2,147,155)	(3,725,449)	(5,737,259)
Accounts receivable, inventories, accounts payable, DFIs and provisions		(29,866,906)	22,115,695	675,345
Employee benefits		(1,001,049)	(5,347,025)	5,580,162
Inter-company charges and deductions		116,560,178	35,319,045	5,349,241
Cash flows from (used in) operating activities		91,276,180	51,453,768	10,528,796
Investing activities:
Acquisition of wells, pipelines, properties, plant and equipment and intangible assets		(77,595,821)	(40,426,953)	5,564,862
Other assets and other receivables		(31,511,677)	(2,640,055)	(101,835)
(Increase) decrease due to Inter-company investing		(858,455)	627,372
Cash flows (used in) from investing activities		(109,965,953)	(42,439,636)	5,463,027
Financing activities:
Increase in equity due to Certificates of Contributions "A"				(41,956,917)
Lease payments of principal and interest		(1,074,067)	(1,346,915)	(1,375,933)
Loans obtained from financial institutions		949,152,861	557,905,959	343,739,223
Debt payments, principal only		(949,024,209)	(545,685,655)	(329,138,006)
Interest paid		(279,321)	(1,235,869)	(1,390,093)
Inter-company increase (decrease) financing		19,809,874	(28,576,303)	1,623,408
Net cash flows from (used in) financing activities		18,585,138	(18,938,783)	(28,498,318)
Net increase (decrease) in cash and cash equivalents		(104,635)	(9,924,651)	(12,506,495)
Effects of foreign exchange on cash balances		10,137,321	7,989,421	(186,411)
Cash and cash equivalents at the beginning of the year		25,625,487	27,560,717	40,253,623
Cash and cash equivalents at the end of the year		35,658,173	25,625,487	27,560,717
Intersegment eliminations [member]
Operating activities:
Net (loss) income		256,787,165	440,952,031	295,609,104
Loss (profit) sharing in joint ventures and associates		(257,030,877)	(441,125,283)	(293,060,695)
Inter-company charges and deductions		983,373,752	74,111,161	257,013,335
Cash flows from (used in) operating activities		983,130,040	73,937,909	259,561,744
Investing activities:
(Increase) decrease due to Inter-company investing		68,955,875	193,654,225	(401,422,502)
Cash flows (used in) from investing activities		68,955,875	193,654,225	(401,422,502)
Financing activities:
Inter-company increase (decrease) financing		(1,052,085,915)	(267,592,134)	141,860,758
Net cash flows from (used in) financing activities		$ (1,052,085,915)	$ (267,592,134)	$ 141,860,758